Financial Liabilities - Borrowings - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings	£ 10.0		£ 10.0
Accrued interest included in current borrowings	0.0		0.5
Non-current borrowings	1,144.0		1,245.0	[1]
Current borrowings	86.0		155.0
Disposal groups classified as held for sale [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings			0.0
Current borrowings			0.0
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	£ 900.0	$ 1,190	£ 900.0		$ 1,190

[1]	Comparative balances have been restated – see Note 1b.